Balance Sheets - USD ($)	Jun. 30, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 5,460,699	$ 5,127,958
Grants receivable	75,242	132,472
Prepaid expenses and other current assets	402,294	391,253
Restricted cash, current portion	13,300	11,111
Total current assets	5,951,535	5,662,794
Property and equipment, net	33,355	43,243
Restricted cash, net of current portion	62,841	62,828
Total assets	6,047,731	5,768,865
Current liabilities:
Term debt, net of discount	607,598	2,353,667
Accounts payable	327,302	1,010,209
Accrued expenses and other current liabilities	720,134	942,435
Warrant liability	595	5,501
Unit purchase option liability	6,607	51
Total current liabilities	1,662,236	4,311,863
License obligations	1,250,000	1,250,000
Total liabilities	2,912,236	5,561,863
Stockholders’ equity:
Preferred stock—$0.001 par value; 5,000,000 shares authorized at June 30, 2017 and December 31, 2016; 4,179 and zero shares issued and outstanding at June 30, 2017 and December 31, 2016, respectively	4	0
Common stock—$0.001 par value; 200,000,000 shares authorized at June 30, 2017 and December 31, 2016; 14,114,859 and 9,434,141 shares issued and outstanding at June 30, 2017 and December 31, 2016, respectively	14,115	9,434
Additional paid-in capital	76,915,611	70,232,651
Accumulated deficit	(73,794,235)	(70,035,083)
Total stockholders’ equity	3,135,495	207,002
Total liabilities and stockholders’ equity	$ 6,047,731	$ 5,768,865